Concentration	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Risks and Uncertainties [Abstract]
Concentration
3.	Concentration

Customers

For the nine months ended March 31, 2019 and 2018, our Company earned net revenues of $3,459,511 and $2,965,404 respectively. The vast majority of these revenues for the period ending March 31, 2019 were derived from a large number of customers, whereas the vast majority of these revenues for the period ending March 31, 2018 were derived from a limited number of customers. No customers accounted for over 10% of the Company’s total revenues for the period ended March 31, 2019.

Suppliers

For the nine months ended March 31, 2019, we purchased products for sale from several contract manufacturers located in Asia and the U.S. A substantial portion of the Company’s inventory is purchased from two (2) suppliers. The two (2) suppliers accounted as follows: Two suppliers accounted for 38.38% and 22.36% of the Company’s total inventory purchase for the nine months ended March 31, 2019, respectively

3.	Concentration

Customer

For the year ended June 30, 2018, our Company earned net revenues of $4,439,324. The company does not have any concentration of revenue with any customer that represent over 10% of overall revenue. The highest revenue from (2) customers accounted for 8.51% and 6.96% respectively, as percentage of overall revenue for the year ended June 30, 2018.

For the year ended June 30, 2017, our Company earned net revenues of $4,100,560. The vast majority of these revenues for the periods were derived from a large number of customers, with no customers accounted for over 10% of the Company's total revenues in either period. The highest revenue from (2) customers accounted for 8.37% and 5.75% respectively, as percentage of overall revenue for the year ended June 30, 2017.

Suppliers

For the year ended June 30, 2018, we purchased products for sale by the company's subsidiaries from several contract manufacturers located in Asia and the U.S. A substantial portion of the Company's inventory is purchased from two (2) suppliers. The two (2) suppliers accounted as follows: Two suppliers accounted for 36% and 17.50% of the Company's total inventory purchase for the year ended June 30, 2018, respectively.

For the year ended June 30, 2017, two (2) suppliers accounted for 36.71% and 39.03% of the Company's total inventory purchase, respectively.